Trade receivables (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected credit losses for aging
Customers in judicial recovery	[1]	R$ 10,321	R$ 15,381
Percentage of impairment losses on trade receivables recorded for the customers who went judicial recovery	[1]	100.00%	100.00%
Impairment losses on trade receivables		R$ 92,017	R$ 69,481	R$ 46,500	R$ 32,055
Not yet due
Expected credit losses for aging
Expected credit loss rate (%)		3.78%	1.52%
Lifetime ECL		R$ 17,834	R$ 8,970
Past Due
Expected credit losses for aging
Lifetime ECL		R$ 63,862	R$ 45,130
Up to 30 days
Expected credit losses for aging
Expected credit loss rate (%)		11.29%	9.53%
Lifetime ECL		R$ 2,562	R$ 2,072
From 31 to 60 days
Expected credit losses for aging
Expected credit loss rate (%)		17.69%	14.09%
Lifetime ECL		R$ 3,645	R$ 2,728
From 61 to 90 days
Expected credit losses for aging
Expected credit loss rate (%)		24.23%	19.87%
Lifetime ECL		R$ 3,502	R$ 2,335
From 91 to 180 days
Expected credit losses for aging
Expected credit loss rate (%)		40.18%	29.66%
Lifetime ECL		R$ 12,232	R$ 10,096
From 181 to 360 days
Expected credit losses for aging
Expected credit loss rate (%)		67.68%	48.35%
Lifetime ECL		R$ 22,454	R$ 12,465
Over 360 days
Expected credit losses for aging
Expected credit loss rate (%)		87.60%	76.40%
Lifetime ECL		R$ 19,467	R$ 15,434

[1]	expected credit loss relating to the entirely of Vasta’s receivable with a large retailer that entered bankruptcy proceeding in Brazil.